SIGNIFICANT ACCOUNTING POLICIES (Other Narratives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventories:
Wrote off inventory	$ 76	$ 88	$ 91
Impairment of Long-Lived Assets:
Impairment losses	0	0	0
Warrants to Purchase Convertible Preferred Share:
Warrants to purchase convertible preferred shares liability		3,341
Warranty:
Term of standard warranty	2 years
Provision for warranty accrued	387	170
Concentrations of Credit Risks:
Allowance for doubtful accounts	36	0
Accrued Severance Pay:
Number of employees not elected under section 14 of Severance Pay Law	1
Percentage of monthly deposit by employees	8.33%
Severance pay expense	$ 170	$ 126	$ 89